Investment Securities - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) Security	Dec. 31, 2019 USD ($) Security	Dec. 31, 2018 USD ($) Security
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Proceeds on sales and redemptions of securities		$ 103,000,000	$ 35,600,000
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Number of securities in unrealized loss positions, twelve months or more | Security		20
Held to maturity securities | Security		3
Months of unrealized loss positions		12 months
Number of securities in unrealized loss positions, twelve months or more | Security	12	23
Number of securities amortized | Security	4	15
Percentage of securities amortized	62.90%	69.80%
Held-to-maturity Securities [Abstract]
Number of securities in unrealized loss positions, twelve months or more | Security	4	3	15
Held to maturity sale securities aggregate fair value	$ 5,874,000	$ 1,330,000	$ 11,430,000
Held-to-maturity securities aggregate unrealized loss	216,000	7,000	316,000
Gain (Loss) on Sale of Investments [Abstract]
Securities pledged to collateralize deposit	98,500,000	92,400,000	69,800,000
Securities pledged to collateralize borrowing	$ 15,000,000	$ 21,300,000	$ 19,500,000
Collateralized Mortgage Obligations of Private Label [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities | Security		33	21
Asset Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities | Security		23	14
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Number of securities in unrealized loss positions, twelve months or more | Security	1	1	2
Available for sale securities aggregate market value	$ 262,000	$ 594,000	$ 3,059,000
Available for sale securities unrealized aggregate loss	$ 6,000	$ 12,000	$ 46,000
Held-to-maturity Securities [Abstract]
Number of securities in unrealized loss positions, twelve months or more | Security	2	0	0
Held to maturity sale securities aggregate fair value	$ 3,978,000	$ 0	$ 0
Held-to-maturity securities aggregate unrealized loss	$ 207,000	0	0
21 Private-Label Mortgage-Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Investment securities, aggregate book value		47,000,000
14 Private-Label Asset - Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Investment securities, aggregate book value		$ 36,300,000
17 Private-Label Mortgage-Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Investment securities, aggregate book value			32,100,000
Six Private-Label Asset - Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Investment securities, aggregate book value			$ 19,800,000
Fixed Rate, Private-label Asset-backed Security Rated [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Number of securities in unrealized loss positions, twelve months or more | Security	1	1
Available for sale securities continuous unrealized loss position twelve months or more amortized historical cost basis	$ 268,000	$ 606,000
Available for sale securities aggregate market value	262,000	594,000
Available for sale securities unrealized aggregate loss	$ 6,000	$ 12,000
Available for sale securities unrealized aggregate loss percentage	(2.10%)	2.06%
Fixed Rate, Private-label Mortgage-backed Security not Rated [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Number of securities in unrealized loss positions, twelve months or more | Security	4	5
Available for sale securities continuous unrealized loss position twelve months or more amortized historical cost basis		$ 3,900,000
Available for sale securities aggregate market value	$ 2,900,000	3,900,000
Available for sale securities unrealized aggregate loss	$ 339,000	$ 36,000
Available for sale securities unrealized aggregate loss percentage	(11.60%)	0.92%
Available for sale securities continuous unrealized loss position twelve months or more amortized historical cost basis	$ 3,200,000
Held-to-maturity Securities [Abstract]
Number of securities in unrealized loss positions, twelve months or more | Security		2
Held to maturity securities continuous unrealized loss position greater than twelve months amortized historical cost basis		$ 1,100,000
Held to maturity sale securities aggregate fair value		1,100,000
Held-to-maturity securities aggregate unrealized loss		$ 4,000
Held-to-maturity securities aggregate unrealized loss percentage		0.35%
Municipal Securities [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Months of unrealized loss positions	12 months
1 Private-Label Asset - Backed Securities by Privately Issued Student Loan [Member]
Held-to-maturity Securities [Abstract]
Number of securities in unrealized loss positions, twelve months or more | Security	1
Held to maturity securities continuous unrealized loss position greater than twelve months amortized historical cost basis	$ 2,100,000
Held to maturity sale securities aggregate fair value	2,000,000
Held-to-maturity securities aggregate unrealized loss	$ 154,000
Held-to-maturity securities aggregate unrealized loss percentage	(7.10%)
1 Private-Label Asset - Backed Securities by Federally Insured Student Loan [Member]
Held-to-maturity Securities [Abstract]
Number of securities in unrealized loss positions, twelve months or more | Security	1
Held to maturity securities continuous unrealized loss position greater than twelve months amortized historical cost basis	$ 2,000,000
Held to maturity sale securities aggregate fair value	2,000,000
Held-to-maturity securities aggregate unrealized loss	$ 53,000
Held-to-maturity securities aggregate unrealized loss percentage	(2.60%)
1 Private-Label Mortgage-Backed Securities [Member]
Held-to-maturity Securities [Abstract]
Number of securities in unrealized loss positions, twelve months or more | Security	1
Held to maturity securities continuous unrealized loss position greater than twelve months amortized historical cost basis	$ 310,000
Held to maturity sale securities aggregate fair value	309,000
Held-to-maturity securities aggregate unrealized loss	$ 1,000
Held-to-maturity securities aggregate unrealized loss percentage	(0.33%)